Consolidated Statements of Change in Shareholders’ Equity - USD ($)		Ordinary shares Class A		Ordinary shares Class B		Additional paid-in capital	Deferred share compensation	Accumulated deficit	Accumulated other comprehensive income	Total
Balance at Jun. 30, 2023		$ 15	[1]	$ 1	[1]	$ 213,793,814	$ (3,857,367)	$ (185,220,028)		$ 24,716,435
Balance (in Shares) at Jun. 30, 2023	[1]	149,910		12,000
Sale of ordinary shares		$ 5	[1]		[1]	1,379,995				1,380,000
Sale of ordinary shares (in Shares)	[1]	46,200
Ordinary shares issued for acquisition of intangible assets		$ 24	[1]		[1]	7,199,976				7,200,000
Ordinary shares issued for acquisition of intangible assets (in Shares)	[1]	240,000
Ordinary shares issued for acquisition of concert cooperation rights		$ 6	[1]		[1]	7,999,994				8,000,000
Ordinary shares issued for acquisition of concert cooperation rights (in Shares)	[1]	64,000
Stock compensation expense			[1]		[1]	6,400	2,186,037			2,192,437
Net loss			[1]		[1]			(21,124,253)		(21,124,253)
Balance at Dec. 31, 2023		$ 50	[1]	$ 1	[1]	230,380,179	(1,671,330)	(206,344,281)		22,364,619
Balance (in Shares) at Dec. 31, 2023	[1]	500,110		12,000
Balance at Jun. 30, 2024		$ 51	[1]	$ 1	[1]	230,619,838	(9,778)	(212,084,368)		18,525,744
Balance (in Shares) at Jun. 30, 2024	[1]	512,124		12,000
Sale of ordinary shares		$ 2	[1]		[1]	939,998				940,000
Sale of ordinary shares (in Shares)	[1]	23,500
Cashless exercise of warrants into ordinary shares		$ 1	[1]		[1]	(1)
Cashless exercise of warrants into ordinary shares (in Shares)	[1]	6,735
Conversion of convertible notes payable into ordinary shares		$ 325	[1]		[1]	7,545,343				7,545,668
Conversion of convertible notes payable into ordinary shares (in Shares)	[1]	3,248,597
Ordinary shares issued for compensation		$ 8	[1]		[1]	1,665,292				1,665,300
Ordinary shares issued for compensation (in Shares)	[1]	83,700
Stock compensation expense			[1]		[1]		6,171			6,171
Net loss			[1]		[1]			(22,818,878)		(22,818,878)
Foreign currency translation adjustment			[1]						5	5
Issuance of fractional shares upon the 100-for-1 reverse share split		$ 18	[1]		[1]	(18)
Issuance of fractional shares upon the 100-for-1 reverse share split (in Shares)	[1]	181,446
Balance at Dec. 31, 2024		$ 405	[1]	$ 1	[1]	$ 240,770,452	$ (3,607)	$ (234,903,246)	$ 5	$ 5,864,010
Balance (in Shares) at Dec. 31, 2024	[1]	4,056,102		12,000

[1]	Giving retroactive effect to the 100-for-1 reverse share split on November 15, 2024